American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
December 31, 2024

Equity Income - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 77.9%
Aerospace and Defense — 1.5%
RTX Corp.	894,099	103,465,136
Air Freight and Logistics — 1.8%
United Parcel Service, Inc., Class B	1,019,297	128,533,352
Automobile Components — 0.4%
Gentex Corp.	1,092,959	31,400,712
Banks — 4.9%
Capitol Federal Financial, Inc.	2,314,074	13,676,177
Commerce Bancshares, Inc.	635,261	39,583,113
JPMorgan Chase & Co.	699,856	167,762,482
PNC Financial Services Group, Inc.	256,571	49,479,717
Truist Financial Corp.	888,882	38,559,701
U.S. Bancorp	826,797	39,545,701
		348,606,891
Beverages — 1.7%
PepsiCo, Inc.	490,321	74,558,211
Pernod Ricard SA	377,382	42,639,215
		117,197,426
Building Products — 0.2%
Assa Abloy AB, Class B	572,148	16,899,123
Capital Markets — 5.1%
AllianceBernstein Holding LP	1,465,879	54,369,452
Bank of New York Mellon Corp.	678,245	52,109,563
Blackrock, Inc.	70,071	71,830,483
Charles Schwab Corp.	711,102	52,628,659
Northern Trust Corp.	463,161	47,474,003
T. Rowe Price Group, Inc.	751,627	85,001,497
		363,413,657
Chemicals — 1.3%
Linde PLC	221,083	92,560,820
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	169,646	34,129,382
Communications Equipment — 1.9%
Cisco Systems, Inc.	2,274,820	134,669,344
Construction Materials — 1.2%
CRH PLC	896,120	82,909,022
Consumer Staples Distribution & Retail — 1.4%
Koninklijke Ahold Delhaize NV	974,421	31,843,540
Walmart, Inc.	747,186	67,508,255
		99,351,795
Containers and Packaging — 1.4%
Amcor PLC	3,549,255	33,398,490
Packaging Corp. of America	287,831	64,799,393
		98,197,883
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	2,447,298	97,867,447
Electric Utilities — 2.0%
Duke Energy Corp.	820,783	88,431,161

Eversource Energy	923,575	53,040,912
		141,472,073
Electrical Equipment — 0.5%
Legrand SA	360,425	35,059,018
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity PLC	509,137	72,791,317
Energy Equipment and Services — 0.6%
Baker Hughes Co.	1,022,507	41,943,237
Food Products — 3.7%
General Mills, Inc.	1,248,152	79,594,653
Hershey Co.	481,262	81,501,720
Mondelez International, Inc., Class A	1,743,820	104,158,368
		265,254,741
Gas Utilities — 4.3%
Atmos Energy Corp.	713,532	99,373,602
ONE Gas, Inc.	1,606,220	111,230,735
Spire, Inc.	1,419,124	96,259,181
		306,863,518
Ground Transportation — 2.5%
Norfolk Southern Corp.	759,540	178,264,038
Health Care Equipment and Supplies — 6.9%
Becton Dickinson & Co.	750,273	170,214,435
Medtronic PLC	3,296,077	263,290,631
Zimmer Biomet Holdings, Inc.	526,170	55,579,337
		489,084,403
Health Care Providers and Services — 1.7%
Quest Diagnostics, Inc.	339,438	51,207,617
UnitedHealth Group, Inc.	143,070	72,373,390
		123,581,007
Hotels, Restaurants and Leisure — 0.5%
McDonald's Corp.	126,722	36,735,441
Household Products — 2.2%
Kimberly-Clark Corp.	765,803	100,350,825
Reckitt Benckiser Group PLC	946,353	57,283,462
		157,634,287
Insurance — 3.1%
Allstate Corp.	421,328	81,227,825
Marsh & McLennan Cos., Inc.	449,280	95,431,565
Reinsurance Group of America, Inc.	190,124	40,616,190
		217,275,580
Machinery — 1.0%
Dover Corp.	276,538	51,878,529
Oshkosh Corp.	186,214	17,703,365
		69,581,894
Media — 0.2%
Omnicom Group, Inc.	201,331	17,322,519
Metals and Mining — 0.5%
Reliance, Inc.	128,984	34,730,232
Oil, Gas and Consumable Fuels — 6.7%
Chevron Corp.	431,407	62,484,990
Enterprise Products Partners LP	7,060,066	221,403,670
Exxon Mobil Corp.	1,460,792	157,137,395
TotalEnergies SE	585,394	32,615,134
		473,641,189

Personal Care Products — 4.2%
Estee Lauder Cos., Inc., Class A	730,324	54,759,693
Kenvue, Inc.	5,155,699	110,074,174
Unilever PLC	2,267,138	129,145,566
		293,979,433
Pharmaceuticals — 7.4%
Johnson & Johnson	2,741,387	396,459,388
Roche Holding AG	284,795	79,630,565
Sanofi SA, ADR	927,228	44,720,206
		520,810,159
Professional Services — 0.7%
Automatic Data Processing, Inc.	168,005	49,180,104
Semiconductors and Semiconductor Equipment — 1.4%
Analog Devices, Inc.	455,936	96,868,163
Specialized REITs — 0.8%
American Tower Corp.	309,306	56,729,813
Trading Companies and Distributors — 1.3%
Bunzl PLC	1,130,561	46,551,006
MSC Industrial Direct Co., Inc., Class A	622,816	46,518,127
		93,069,133
TOTAL COMMON STOCKS (Cost $4,212,496,269)		5,521,073,289
PREFERRED STOCKS — 9.6%
Banks — 5.4%
Bank of America Corp., 6.30%(1)	56,274,000	56,728,300
Citigroup, Inc., 4.70%	32,848,000	32,682,338
JPMorgan Chase & Co., 4.60%	75,023,000	74,875,665
M&T Bank Corp., 5.125%(1)	54,403,000	53,712,943
Truist Financial Corp., 5.10%	43,673,000	42,431,115
Truist Financial Corp., 4.95%(1)	125,437,000	124,638,661
		385,069,022
Capital Markets — 4.2%
Bank of New York Mellon Corp., 4.70%	75,199,000	74,673,254
Charles Schwab Corp., 4.00%	57,634,000	55,815,358
Charles Schwab Corp., 5.375%	124,691,000	124,338,708
Goldman Sachs Group, Inc., 4.95%	23,528,000	23,484,793
Goldman Sachs Group, Inc., 7.38%	19,050,000	19,070,839
		297,382,952
TOTAL PREFERRED STOCKS (Cost $673,438,393)		682,451,974
CONVERTIBLE BONDS — 5.8%
Electric Utilities — 0.4%
Duke Energy Corp., 4.125%, 4/15/26	25,030,000	25,780,900
Health Care Equipment and Supplies — 0.8%
Envista Holdings Corp., 1.75%, 8/15/28	63,216,000	56,783,772
Hotels, Restaurants and Leisure — 0.9%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	72,157,000	68,188,365
Multi-Utilities — 0.4%
WEC Energy Group, Inc., 4.375%, 6/1/27(2)	24,331,000	26,022,004
Passenger Airlines — 0.6%
Southwest Airlines Co., 1.25%, 5/1/25	42,109,000	43,382,797
Semiconductors and Semiconductor Equipment — 2.7%
Microchip Technology, Inc., 0.75%, 6/1/30(2)	163,044,000	150,530,373
ON Semiconductor Corp., 0.50%, 3/1/29	42,527,000	40,198,647
		190,729,020
TOTAL CONVERTIBLE BONDS (Cost $432,046,552)		410,886,858

EQUITY-LINKED NOTES — 2.9%
Air Freight and Logistics — 0.2%
UBS AG, (convertible into Fedex Corp.), 9.15%, 3/25/25(2)	51,981	13,596,150
Automobile Components — 0.2%
Wells Fargo Bank NA, (convertible into Aptiv PLC), 13.04%, 3/12/25(2)	224,565	14,316,019
Electrical Equipment — 0.7%
JPMorgan Chase Bank NA, (convertible into Emerson Electric Co.), 8.04%, 3/25/25(2)	154,470	15,823,907
JPMorgan Chase Bank NA, (convertible into Rockwell Automation, Inc.), 10.46%, 1/22/25(2)	58,451	16,619,957
Wells Fargo Bank NA, (convertible into nVent Electric PLC), 13.82%, 2/10/25(2)	239,170	15,438,424
		47,882,288
Electronic Equipment, Instruments and Components — 0.2%
Goldman Sachs International, (convertible into Corning, Inc.), 7.90%, 1/31/25(2)	342,829	14,062,845
Entertainment — 0.2%
Merrill Lynch BV, (convertible into Walt Disney Co.), 7.75%, 3/3/25(2)	171,090	16,031,133
Interactive Media and Services — 0.2%
UBS AG, (convertible into Alphabet, Inc., Class A), 10.60%, 3/10/25(2)	98,367	15,176,061
Machinery — 0.2%
Merrill Lynch BV, (convertible into PACCAR, Inc.), 9.93%, 4/24/25(2)	141,360	14,603,901
Metals and Mining — 0.2%
UBS AG, (convertible into Freeport-McMoRan, Inc.), 12.80%, 4/22/25(2)	242,557	10,329,290
Semiconductors and Semiconductor Equipment — 0.6%
Goldman Sachs International, (convertible into Qualcomm, Inc.), 16.70%, 2/6/25(2)	85,356	14,418,336
JPMorgan Chase Bank NA, (convertible into Teradyne, Inc.), 14.94%, 1/22/25(2)	107,126	14,269,183
Merrill Lynch BV, (convertible into Applied Materials, Inc.), 17.10%, 3/3/25(2)	76,450	13,915,429
		42,602,948
Textiles, Apparel and Luxury Goods — 0.2%
UBS AG, (convertible into Nike, Inc., Class B), 8.65%, 4/9/25(2)	174,265	14,589,466
TOTAL EQUITY-LINKED NOTES (Cost $201,670,854)		203,190,101
CONVERTIBLE PREFERRED STOCKS — 1.2%
Banks — 0.6%
Bank of America Corp., 7.25%	30,842	37,396,233
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.93%, 9/1/25	1,040,073	42,949,815
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $90,092,883)		80,346,048
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Value ETF (Cost $52,755,530)	280,746	51,974,507
SHORT-TERM INVESTMENTS — 1.7%
Discount Notes(3) — 0.0%
Federal Home Loan Bank Discount Notes, 4.20%, 1/2/25	1,688,000	1,687,606
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	342,072	342,072
State Street Navigator Securities Lending Government Money Market Portfolio(4)	8,383,955	8,383,955
		8,726,027
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $16,320,926), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $16,000,014)		15,996,104
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25% - 3.50%, 1/31/28 - 4/15/28, valued at $95,901,575), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $94,044,244)		94,021,000
		110,017,104
TOTAL SHORT-TERM INVESTMENTS (Cost $120,430,939)		120,430,737
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $5,782,931,420)		7,070,353,514
OTHER ASSETS AND LIABILITIES — 0.2%		15,130,458
TOTAL NET ASSETS — 100.0%		$7,085,483,972

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	2,027,120	USD	2,296,630	Bank of America N.A.	3/28/25	$(42,593)
CHF	1,552,865	USD	1,746,890	UBS AG	3/28/25	(20,197)
USD	36,118,497	CHF	31,915,929	Bank of America N.A.	3/28/25	629,887
USD	1,877,831	CHF	1,685,196	Bank of America N.A.	3/28/25	3,993
USD	36,130,559	CHF	31,915,929	UBS AG	3/28/25	641,949
EUR	8,123,580	USD	8,460,863	UBS AG	3/28/25	(14,180)
USD	70,306,525	EUR	66,675,953	Bank of America N.A.	3/28/25	978,636
USD	70,253,117	EUR	66,675,953	Goldman Sachs & Co.	3/28/25	925,228
USD	70,222,746	EUR	66,675,952	JPMorgan Chase Bank N.A.	3/28/25	894,857
USD	70,259,785	EUR	66,675,953	UBS AG	3/28/25	931,896
GBP	1,897,019	USD	2,408,910	Bank of America N.A.	3/28/25	(35,549)
USD	43,483,165	GBP	34,351,912	Bank of America N.A.	3/28/25	505,465
USD	2,452,211	GBP	1,929,750	Bank of America N.A.	3/28/25	37,899
USD	43,472,860	GBP	34,351,912	Goldman Sachs & Co.	3/28/25	495,159
USD	2,133,744	GBP	1,704,412	Goldman Sachs & Co.	3/28/25	1,354
SEK	22,836,068	USD	2,093,468	Citibank N.A.	3/28/25	(19,898)
SEK	6,273,603	USD	573,104	Citibank N.A.	3/28/25	(3,446)
USD	17,285,803	SEK	187,603,249	Citibank N.A.	3/28/25	250,982
						$6,161,442

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,602,569. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $379,742,478, which represented 5.4% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,820,463, which includes securities collateral of $436,508.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers.  Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$74,558,211	$42,639,215	—
Building Products	—	16,899,123	—
Consumer Staples Distribution & Retail	67,508,255	31,843,540	—
Electrical Equipment	—	35,059,018	—
Household Products	100,350,825	57,283,462	—
Oil, Gas and Consumable Fuels	441,026,055	32,615,134	—
Personal Care Products	164,833,867	129,145,566	—
Pharmaceuticals	441,179,594	79,630,565	—
Trading Companies and Distributors	46,518,127	46,551,006	—
Other Industries	3,713,431,726	—	—
Preferred Stocks	—	682,451,974	—
Convertible Bonds	—	410,886,858	—
Equity-Linked Notes	—	203,190,101	—
Convertible Preferred Stocks	—	80,346,048	—
Exchange-Traded Funds	51,974,507	—	—
Short-Term Investments	8,726,027	111,704,710	—
	$5,110,107,194	$1,960,246,320	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$6,297,305	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$135,863	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.